SHARE CAPITAL AND SHAREBASED PAYMENTS (Details) - Stock options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Statement [Line Items]
Stock Options Outstanding, Beginning	5,871,000	7,675,000
Granted	437,908	2,547,000
Exercised	(2,695,750)	(4,251,000)
Expired		(100,000)
Stock Options Outstanding, Ending	3,613,158	5,871,000
Stock Options Exercisable	2,538,500
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.50	$ 1.15
Weighted Average Exercise Price, Granted	9.41	2.24
Weighted Average Exercise Price, Exercised	1.22	1.32
Weighted Average Exercise Price, Expired		1.64
Outstanding And Exercisable Weighted Average Exercise Price, Ending	2.67	$ 1.50
Weighted Average Exercise Price, Stock Options Exercisable	$ 1.61